February 27, 2009

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: GuideStone Funds: Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I, Aggressive Allocation Fund I (collectively, “Asset Allocation Funds”); Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Global Bond Fund, Equity Index Fund, Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Fund (collectively “Select Funds”); MyDestination 2005 Fund, MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund (collectively, “Date Target Funds”)

Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (File Nos. 333-53432 and 811-10263)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the above-named series (each a “Fund,” and together, the “Funds”) of GuideStone Funds, a Delaware statutory trust (the “Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (the “Post-Effective Amendment”), registering an indefinite number of shares of beneficial interest in the Funds listed above under the 1933 Act. The Post-Effective Amendment includes a conformed signed signature page, the manually signed original of which is maintained at the office of the Registrant.

The primary purposes of this filing under Rule 485(a) are to reflect the following changes to the Funds, many of which have been previously disclosed in supplements to the Funds’ prospectus and statement of additional information (SAI): (1) the addition of small companies

Division of Investment Management

February 27, 2009

risk disclosure to the prospectus for the MyDestination 2025 Fund, Growth Allocation Fund, Aggressive Allocation Fund, Growth Allocation Fund I and Aggressive Allocation Fund I reflecting the Funds’ investments in shares of the Select Funds that invest in small companies; (2) the disclosure of the Money Market Fund’s participation in the U.S. Treasury Temporary Guarantee Program for Money Market Funds; (3) the addition of liquidity risk disclosure in the prospectus with respect to the Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Global Bond Fund and Money Market Fund; (4) the removal of health savings accounts as an eligible investor for GS6 Class shares of the Funds; (5) the termination of two sub-advisers to the Growth Equity Fund, and the hiring of two sub-advisers for that Fund; (6) the termination of a sub-adviser to the Small Cap Equity Fund, and the hiring of a new sub-adviser for that Fund; (7) the addition of disclosure in the SAI with respect to the Bond Funds and the Small Cap Equity Fund, reflecting the Funds’ investments in a category of debt obligations known as “structured notes;” and (8) the termination of the GS6 Class of each applicable Fund and the exchange of GS6 Class shares for GS4 Class shares of the same Fund. We have also made other, non-material, clarifying, updating or stylistic changes to the Funds’ prospectus and SAI.

The Registrant respectfully requests that the Staff provide any comments it may have as soon as reasonably practicable and no later than April 2, 2009. This will assist the Registrant in keeping to its expected prospectus printing schedule. Please contact the undersigned at (202) 778-9223 with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Sincerely,

/s/ Fatima Sulaiman

Fatima Sulaiman